Costs (Details)	12 Months Ended
	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ARS ($)
Statement [Line Items]
Crops	$ 15,269,000,000		$ 17,215,000,000	$ 9,697,000,000
Sugarcane	(5,249,000,000)		(4,773,000,000)	(3,919,000,000)
Cattle	(2,844,000,000)		(2,906,000,000)	(1,430,000,000)
Supplies	(2,137,000,000)		(1,570,000,000)	(1,151,000,000)
Advertising and brokerage fees	(1,361,000,000)		(1,105,000,000)	(866,000,000)
At Cost [Member]
Statement [Line Items]
Other operative costs	35,000,000		38,000,000	428,000,000
Cost of property operations	35,000,000		38,000,000	428,000,000
Crops	16,343,000,000		14,700,000,000	9,252,000,000
Sugarcane	(4,560,000,000)		(4,495,000,000)	(3,471,000,000)
Cattle	(2,370,000,000)		(2,436,000,000)	(1,089,000,000)
Supplies	(1,662,000,000)		(1,258,000,000)	(763,000,000)
Consignment	(1,193,000,000)		(981,000,000)	(199,000,000)
Advertising and brokerage fees			(698,000,000)	(596,000,000)
Agricultural rental and other services	242,000,000		411,000,000	438,000,000
Costs of agricultural sales and services	27,239,000,000		24,979,000,000	15,808,000,000
Trading properties and developments	1,069,000,000		1,028,000,000	790,000,000
Rental and services	4,433,000,000		6,014,000,000	7,324,000,000
Cost of sales and services from sales and services from urban properties and investment business		$ 6,558	8,908	10,497
Hotel operations, tourism services and others	1,056,000,000		1,866,000,000	2,383,000,000
Total costs	$ 33,832,000,000		$ 33,925,000,000	$ 26,733,000,000